Inventories	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Inventories
11.	INVENTORIES

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Merchandise	$3,858	$3,903
Project in process	11,113	6,167
Work in process	141	126
Raw materials	156	137
	15,268	10,333
Land held under development	1,999	1,999
Construction in progress	77	77
	$17,344	$12,409

The operating costs related to inventories were $48,649 million, $49,258 million and $53,847 million for the years ended December 31, 2018, 2019 and 2020, respectively.

For the years ended December 31, 2018, 2019 and 2020, valuation loss on inventories recognized as operating costs included the amounts of $365 million, $475 million and $1,161 million, respectively.

As of December 31, 2019 and 2020, inventories of $2,076 million and $2,076 million, respectively, were expected to be recovered for a time period longer than twelve months.  The aforementioned amount of inventories is related to property development owned by LED.

Land held under development and construction in progress was developed by LED for Qingshan Sec., Dayuan Dist., Taoyuan City project.